Pensions and other post-retirement benefits - Summary of mortality assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Life expectancy at age 60 for a male currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	27.4	27.4	28.0
Life expectancy at age 60 for a male currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	25.1	25.1	25.7
Life expectancy at age 60 for a male currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	25.6	25.1	25.0
Life expectancy at age 60 for a male currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.9	29.0	30.0
Life expectancy at age 60 for a male currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.9	26.8	27.5
Life expectancy at age 60 for a male currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.1	27.6	27.6
Life expectancy at age 60 for a female currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.8	28.8	29.5
Life expectancy at age 60 for a female currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.5	28.4	29.3
Life expectancy at age 60 for a female currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.0	29.0	28.9
Life expectancy at age 60 for a female currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	30.6	30.5	31.9
Life expectancy at age 60 for a female currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	30.1	30.0	31.0
Life expectancy at age 60 for a female currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	31.2	31.4	31.3